Assets pledged	12 Months Ended
Dec. 31, 2018
Assets pledged
Assets pledged

The section presents information on the Barclays Bank Group’s investments in subsidiaries, joint ventures and associates and its interests in structured entities. Detail is also given on securitisation transactions the Barclays Bank Group has entered into and arrangements that are held off-balance sheet.

40 Assets pledged

Assets are pledged as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	Barclays Bank Group
	2018	2017
	£m	£m
Cash collateral	53,540	56,351
Loans and advances at amortised cost	12,597	41,772
Trading portfolio assets	63,373	73,899
Financial assets at fair value through the income statement	7,450	4,798
Financial Investments	-	15,058
Financial assets at fair value through other comprehensive income	9,179	-
Assets pledged	146,139	191,878

Barclays Bank Group has an additional £4bn of loans and advances within its asset backed funding programmes that can readily be used to raise additional secured funding and are available to support future issuances.

Total assets pledged includes a collateral pool put in place to provide security for the UKRF funding deficit. Refer to Note 35 for further details.

Collateral held as security for assets

Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, Barclays Bank Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	Barclays Bank Group
	2018	2017
	£m	£m
Fair value of securities accepted as collateral	597,100	608,412
Of which fair value of securities re-pledged/transferred to others	530,364	547,637

Additional disclosure has been included in collateral and other credit enhancements (page [63]).